Financial - risk management objectives and policies - Carrying value versus fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	$ 626,782	$ 706,580	$ 738,534	$ 1,057,975
Financial liabilities at fair value	$ 635,979	$ 690,964